Fixed Assets	5 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
5.  Fixed Assets

At December 31, 2016, fixed assets, net consisted of the following:

Office equipment and computers	$8,048
Website development costs	540,146
548,194
Accumulated depreciation and amortization	(390)
Fixed assets, net	$547,804

At December 31, 2016, the Company has not yet launched its website and accordingly no amortization of capitalized website development cost was recorded during the period from July 22, 2016 (Inception) to December 31, 2016.